Schedule H, Line 4i - Schedule of Assets (Tables)	12 Months Ended
Dec. 31, 2025
EBP 20-2451671 002 [Member]
Notes Tables
EBP, Schedule of Asset Held for Investment [Text Block]
(a)	(b) Identity of Issue, Borrower, Lessor or Similar Party	(c) Description of Investment Including Maturity Date, Rate of Interest, Collateral, Par or Maturity Value	(d) Cost	(e) Current Value
*	SCHWAB RET GVMNT MONEY FUND	Money Market Account	**	$1,278,862
*	SERVISFIRST STOCK FUND	Employer Securities	**	5,278,637
	BLACKROCK GLOBAL ALLOCATION I	Registered Investment Company	**	1,663,251
	BLACKROCK INFLT PROT BD INSTL	Registered Investment Company	**	526,696
	CLEARBRIDGE INTL GROWTH FD I	Registered Investment Company	**	1,423,299
	COHEN & STEERS REALTY INST CL	Registered Investment Company	**	954,363
	EV EM & FNTR CTRS EQ A	Registered Investment Company	**	1,318,930
	iSHARES US AGGREGATE BOND IND	Registered Investment Company	**	1,435,536
	PIMCO INCOME CL I2	Registered Investment Company	**	1,045,635
	VANGUARD 500 INDEX ADMIRAL	Registered Investment Company	**	12,537,460
	VANGUARD DEVELOPED MKT IDX ADM	Registered Investment Company	**	2,842,312
	VANGUARD GROWTH INDEX ADMIRAL	Registered Investment Company	**	6,139,752
	VANGUARD MID CAP INDEX ADMIRAL	Registered Investment Company	**	2,924,707
	VANGUARD SM CAP VAL INDEX ADM	Registered Investment Company	**	1,874,809
	VANGUARD SMALL CAP GRTH INDEX	Registered Investment Company	**	2,299,344
	VANGUARD TARGET RETIREMNT 2020	Registered Investment Company	**	345,331
	VANGUARD TARGET RETIREMNT 2025	Registered Investment Company	**	3,123,828
	VANGUARD TARGET RETIREMNT 2030	Registered Investment Company	**	8,487,069
	VANGUARD TARGET RETIREMNT 2035	Registered Investment Company	**	3,848,103
	VANGUARD TARGET RETIREMNT 2040	Registered Investment Company	**	3,157,780
	VANGUARD TARGET RETIREMNT 2045	Registered Investment Company	**	4,113,668
	VANGUARD TARGET RETIREMNT 2050	Registered Investment Company	**	2,631,656
	VANGUARD TARGET RETIREMNT 2055	Registered Investment Company	**	911,721
	VANGUARD TARGET RETIREMNT 2060	Registered Investment Company	**	1,517,090
	VANGUARD TARGET RETIREMNT 2065	Registered Investment Company	**	604,536
	VANGUARD TARGET RETIREMNT 2070	Registered Investment Company	**	351
	VANGUARD TARGET RETMT INCOME	Registered Investment Company	**	1,622,254
	VANGUARD ULTRA ST BD ADMIRAL	Registered Investment Company	**	477,257
	VANGUARD VALUE INDEX ADM	Registered Investment Company	**	5,904,449
				80,288,686

* Lincoln Stable Value Account		Investment contract, at contract value	**	2,223,931
				$82,512,617

* Parties-in-interest to the Plan.
** Cost information omitted for participant directed investments.
See Report of Independent Registered Public Accounting Firm